Net Investment In Subleases	12 Months Ended
Dec. 31, 2023
Disclosure Of Net Investment In Subleases [Abstract]
Disclosure of Net Investment in Subleases Explanatory
16.
Net investment in subleases

	December 31, 2023	December 31, 2022
Balance, beginning of year	23,319	26,562
Additions	832	1,408
Finance income	857	833
Rents recovered (payments made directly to landlords)	(4,004)	(4,141)
Dispositions and remeasurements	362	(1,343)
Balance, end of year	21,366	23,319

Current portion	2,970	3,701
Long-term	18,396	19,618

Net investment in subleases represent leased retail stores that have been subleased to certain franchise partners. These subleases are classified as a finance lease as the sublease terms are for the remaining term of the head lease.